Debt and Capital Lease Obligations, Subordinated Credit Agreements (Details) $ in Thousands				1 Months Ended	12 Months Ended
		Oct. 01, 2015 USD ($)	Mar. 01, 2015 USD ($)	Dec. 31, 2015 USD ($) loan_agreements	Dec. 31, 2015 USD ($) quarter loan_agreements	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subordinated Debt [Abstract]
Number of subordinated credit agreements entered | loan_agreements				2	2
Proceeds from notes payable to related party	[1]				$ 555,000	$ 0	$ 0
Repayment of note payable to related party	[1]				185,000	0	$ 0
Notes payable to related party	[1]			$ 370,000	$ 370,000	$ 0
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member]
Subordinated Debt [Abstract]
Proceeds from notes payable to related party			$ 160,000
Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member]
Subordinated Debt [Abstract]
Proceeds from notes payable to related party		$ 395,000
Subordinated Debt [Member] | Majority Shareholder [Member]
Subordinated Debt [Abstract]
Number of prior quarterly reporting periods used for total debt to EBITDA ratio | quarter					4
Repayment of note payable to related party				185,000
Notes payable to related party				$ 370,000	$ 370,000
Subordinated Debt [Member] | Majority Shareholder [Member] | Maximum [Member]
Subordinated Debt [Abstract]
Covenant ratio of total debt to EBITDA per terms of the Revolver				5.0	5.0
Debt to EBITDA Ratio Following Certain Acquisitions As Per Terms of Revolver				5.5	5.5
Subordinated Debt [Member] | Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member]
Subordinated Debt [Abstract]
Proceeds from notes payable to related party					$ 160,000
Subordinated credit agreement, maturity date					Mar. 01, 2020
Subordinated credit agreement, rate at period end				1.494%	1.494%
Subordinated Debt [Member] | Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member]
Subordinated Debt [Abstract]
Proceeds from notes payable to related party					$ 395,000
Subordinated credit agreement, maturity date					Oct. 01, 2020
Subordinated credit agreement, rate at period end				1.494%	1.494%

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.